Mining royalties (Tables)	12 Months Ended
Dec. 31, 2021
Mining royalties
Schedule of detailed information about mining royalties

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Sindicato minero de Orcopampa S.A., note 31(b)	6,970	6,180	4,741
Royalties paid to the Peruvian State	6,004	5,569	8,091
	12,974	11,749	12,832